Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 22. RELATED PARTIES

Transactions with directors

During the years ended December 31, 2025, 2024 and 2023, the remuneration of directors of the Company was as follows:

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Short term benefits	286,887	71,731	228,400

Equipment deposits in the amount of $14.2 million and $29.3 million as of December 31, 2025, and 2024 respectively were paid to a company in which a former director of the Company is an executive officer.

Other receivables in the amount of $1.1 million in 2025 and 2024 are due from a company in which a former director of the Company is an executive officer.

On October 24, 2023, the Company entered into convertible note purchase agreements with Nextglass Solutions, Inc raising a total of US$15 million by the issuance of US$15 million convertible notes (“NSI Note”). A former director of the Company is an executive officer of Nextglass Solutions, Inc.

On July 22, 2024, the Company entered into a Convertible Note and Warrants Purchase Agreement for Montague Capital Pty Ltd to raise US$350,000 for working capital. The executive director of the company is a director of Montague Capital Pty Ltd.